CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
CONSOLIDATED STATEMENTS OF INCOME
Net Sales	$ 1,242,720	$ 1,138,603	$ 803,371
Cost of goods sold	488,613	458,332	306,781
Gross Profit	754,107	680,271	496,590
Selling, general & administrative expenses	687,709	645,266	473,075
Impairment of intangible assets		1,533	3,300
Operating Income	66,398	33,472	20,215
Other expense, net	(11,137)	(4,033)	(2,062)
Loss on settlement of note receivable	(9,873)
Impairment of cost investment			(6,109)
Loss on extinguishment of debt		(16,914)	(1,707)
Interest expense, net	(19,152)	(20,178)	(47,065)
Income (Loss) Before Provision (Benefit) for Income Taxes	26,236	(7,653)	(36,728)
Provision (benefit) for income taxes	4,528	(84,379)	(4,563)
Income (Loss) from Continuing Operations	21,708	76,726	(32,165)
Discontinued operations, net of income taxes	(4,621)	82,434	105,160
Net Income	$ 17,087	$ 159,160	$ 72,995
Earnings per Share, Basic:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.17	$ 0.61	$ (0.27)
Net Income (in dollars per share)	0.13	1.26	0.60
Earnings per Share, Diluted:
Income (Loss) from Continuing Operations (in dollars per share)	0.17	0.60	(0.27)
Net Income (in dollars per share)	$ 0.13	$ 1.25	$ 0.60
Weighted Average Shares, Basic (in shares)	127,634	126,264	121,057
Weighted Average Shares, Diluted (in shares)	128,222	127,019	121,057